THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


                                     NOTICE
                                       TO
                    INCENTIVE LIFE PLUS AND SURVIVORSHIP 2000
                                  POLICYHOLDERS

                                 AUGUST 1, 1999
--------------------------------------------------------------------------------


         Beginning August 1, 1999, the EQ/Evergreen and EQ/Evergreen Foundation Portfolios will no longer be available as variable investment options under your policy.

         On August 30, 1999, we are planning to add three new variable investment options under your policy. Watch for our Prospectus Supplement dated August 30, 1999, which will describe these new investment options and their fees and charges.
















*This Notice supplements your Prospectus dated May 1, 1999. You should keep this Notice with your Prospectus for future reference.



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